Vessels and Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VESSELS AND OTHER FIXED ASSETS [Abstract]
Balance - Cost	$ 1,194,603	$ 853,410	$ 764,905
Additions - Cost	341,193	88,505
Balance - Accumulated Depreciation	(168,450)	(132,019)	(97,692)
Additions - Accumulated Depreciation	(36,431)	(34,327)
Balance - Net Book Value	1,026,153	721,391	667,213
Additions - Net Book Value	$ 304,762	$ 54,178